Employee Benefit Plans (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Jun. 29, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Loss that will be amortized from accumulated other comprehensive income in the next year	$ 5.2			$ 5.2
Defined benefit pension plan cash contributions	3.3	2.4
Unrecognized net gains and losses from all sources, threshold				10.00%
Discount rate used to determine net postretirement benefit expense				3.70%	3.50%	4.25%
Estimated future benefit payments 2014				17.5
Estimated future benefit payments 2015				17.6
Estimated future benefit payments 2016				17.5
Estimated future benefit payments 2017				18.1
Estimated future benefit payments 2018				17.8
Estimated future benefit payments, from 2019 to 2023				97.6
Settlements			6.1
Discount rate used to determine accumulated posretirement benefit obligation				2.95%	3.00%	3.50%
Health care-cost trend rate used to determine accumulated postretirement benefit obligation				8.00%	8.00%	8.50%
Health-care cost trend, decrease in 2019 and thereafter				4.50%	4.50%	4.50%
One percentage point increase on accumulated postretirement benefit obligation				0.2
One percentage point increase on net postretirement benefit expense				0.1
One percentage point decrease on accumulated postretirement benefit obligation				0.2
One percentage point decrease on net postretirement benefit expense				0.1
Net defined contribution plan expense recognized				12.0	10.0	9.3
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan cash contributions				0.5	0.5
Accumulated benefit obligation				169.4	179.4
Asset allocation assumption to equity investments				65.00%
Equity investments, expected real rate of return				8.00%
Fixed-income investments, expected real rate of return				2.00%
Long-term rate of inflation				3.00%
Equity investment, actual asset allocation				54.00%	66.00%
Discount rate used to determine net postretirement benefit expense				4.90%
Discount rate used to determine accumulated posretirement benefit obligation				4.85%	4.10%
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan cash contributions				10.7	8.0
Accumulated benefit obligation				104.5	136.1
Asset allocation assumption to equity investments				57.00%	58.00%
Asset allocation assumption to other investments				3.00%	3.00%
Actual asset allocation of equity investment				63.00%
Actual asset allocation of other investments				0.00%
Discount rate used to determine net postretirement benefit expense				4.40%
Discount rate used to determine accumulated posretirement benefit obligation				4.36%	4.20%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments 2014				0.7
Estimated future benefit payments 2015				0.6
Estimated future benefit payments 2016				0.6
Estimated future benefit payments 2017				0.6
Estimated future benefit payments 2018				0.5
Estimated future benefit payments, from 2019 to 2023				2.0
Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation assumption to equity investments				35.00%
Equity investment, actual asset allocation				46.00%	34.00%
Debt Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation assumption to equity investments				40.00%	40.00%
Actual asset allocation of fixed-investments				37.00%
Two Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets concentration				41.00%	31.00%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments 2014				$ 13.2